Assets Held for Sale and Discontinued Operations - Summary of Profit on Disposal of Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	$ 201	$ 826		$ 792
- working capital and provisions	29	93		152
Net assets disposed	183	877		1,002
Reclassification of currency translation effects on disposal	13	263		112
Total	196	1,140		1,114
Net cash inflow arising on disposal
Less: cash and cash equivalents disposed	(7)	(50)		(70)
Total Group net cash inflow arising on disposal	$ 184	2,343	[1]	3,597	[1]
Discontinued operations [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		1,462		570
- cash and cash equivalents		112		21
- working capital and provisions		665		443
- current tax		2
- lease liabilities		(410)
- deferred tax		(32)		(17)
- retirement benefit obligations		(47)
- non-controlling interests		(9)
Net assets disposed		1,743		1,017
Reclassification of currency translation effects on disposal		117
Total		1,860		1,017
Proceeds from disposal (net of disposal costs)		1,855		2,861
(Loss)/profit on disposal from discontinued operations		(5)		1,844
Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations		1,855		2,861
Less: cash and cash equivalents disposed		(112)		(21)
Total Group net cash inflow arising on disposal		$ 1,743		$ 2,840

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.